NOTE 5 - STOCKHOLDERS EQUITY (Details Narrative) (Annual Report [Member], USD $)			3 Months Ended		10 Months Ended	12 Months Ended	3 Months Ended	10 Months Ended	3 Months Ended	10 Months Ended	12 Months Ended	3 Months Ended	10 Months Ended	12 Months Ended	3 Months Ended									12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 Chief Executive Officer [Member]	Mar. 30, 2014 Chief Executive Officer [Member]	Dec. 31, 2012 Chief Executive Officer [Member]	Dec. 31, 2013 Chief Executive Officer [Member]	Jun. 30, 2014 Los Angeles Community Capital [Member]	Dec. 31, 2012 Los Angeles Community Capital [Member]	Jun. 30, 2014 Goldstein Franklin Inc [Member]	Dec. 31, 2012 Goldstein Franklin Inc [Member]	Dec. 31, 2013 Goldstein Franklin Inc [Member]	Jun. 30, 2014 Poverty Solutions Inc [Member]	Dec. 31, 2012 Poverty Solutions Inc [Member]	Dec. 31, 2013 Poverty Solutions Inc [Member]	Jun. 30, 2014 Kareem Davis [Member]	Mar. 30, 2014 Kareem Davis [Member]	Mar. 31, 2013 Kareem Davis [Member]	Mar. 31, 2013 Aliyu Ahmed [Member]	Mar. 31, 2013 Ambrose Egbuonu [Member]	Mar. 31, 2013 Creas Nwokeabia [Member]	Mar. 31, 2013 Jenita McClinton [Member]	Mar. 31, 2013 Jannette Reese [Member]	Jun. 30, 2014 American Biopharmaceutical Holdings Inc [Member]	Dec. 31, 2013 American Biopharmaceutical Holdings Inc [Member]	Jan. 12, 2014 American Community Capital LP [Member]	Dec. 31, 2013 American Community Capital LP [Member]	Dec. 31, 2013 Poverty Solutions Inc 2 [Member]
Common Stock, Shares Authorized	1,000,000,000	1,000,000,000
Common Stock, Shares Outstanding	35,142,000	13,673,000
Share Based Compensation, Shares					10,000,000	11,000,000
Stock Issued, Par Value Per Share			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Stock Issued for Cash, Shares					145,000
Stock Issued for Cash, Value					$ 145
Stock Issued for Services, Shares			17,500,000	2,500,000		10,000,000	2,000,000	1,000,000	1,000,000	1,000,000	1,000,000	2,000,000			500,000	500,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000		1,000,000	10,000,000	1,000,000
Sale of Stock, Shares			76,600									267,400	1,528,000	1,719,000									350,000				750,000
Sale of Stock, Value			$ 766									$ 2,674	$ 1,528	$ 3,438									$ 3,500				$ 1,500